GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
7.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill is related to Mocha Clubs, a reporting unit. As of December 31, 2017, other intangible assets with indefinite useful lives are related to trademarks of Mocha Clubs. As of December 31, 2018, intangible assets comprised the carrying amounts of trademarks of Mocha Clubs of $4,193 and internal-use software, a finite-lived intangible asset, of $25,879. Goodwill and trademarks arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Group in 2006. The changes in carrying amounts of goodwill and trademarks represented the exchange differences arising from foreign currency translation at the balance sheet date.

As of December 31, 2018, the costs and the accumulated amortization of internal-use software amounted to $26,576 and $697, respectively. The amortization expense of internal-use software recognized for the year ended December 31, 2018 was $697. The Group expects the amortization of the internal-use software will be approximately $1,692 in 2019 and $1,792 each year from 2020 through 2023 and $17,019 thereafter.